UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09155
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust                                                                       as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.4%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$243,840
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	240,175
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	218,343
3,055	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/30	2,997,108
		$3,699,466
Electric Utilities — 2.2%
$1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500,315
		$1,500,315
Escrowed / Prerefunded — 12.4%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,048,249
460	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), Prerefunded to 7/1/12, 5.75%, 7/1/25	500,618
950	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	1,091,607
2,500	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	2,872,663
		$8,513,137
General Obligations — 5.2%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,591,630
		$3,591,630
Hospital — 29.8%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$95,567
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	82,885
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	97,558
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,790,012
575	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	595,389
4,870	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,726,432
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,117,744

$1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	$1,757,534
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,056,540
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	446,341
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	798,142
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,075,100
1,100	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	1,032,152
1,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,756,589
		$20,427,985
Industrial Development Revenue — 11.8%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,042,930
3,000	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,104,880
2,480	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 4.95%, 3/1/47	2,301,192
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	760,493
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	875,018
		$8,084,513
Insured-Education — 7.1%
$4,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	$4,843,824
		$4,843,824
Insured-Electric Utilities — 1.9%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,276,663
		$1,276,663
Insured-Escrowed/Prerefunded — 12.6%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (1)	$4,685,895
3,750	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37 (1)	3,997,725
		$8,683,620
Insured-Gas Utilities — 7.2%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$4,948,350
		$4,948,350

Insured-General Obligations — 6.5%
$710	Bordentown Regional Board of Education, (MBIA), 4.25%, 1/15/33	$663,800
2,000	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/33	537,660
475	Nutley School District (MBIA), 4.50%, 7/15/29	470,996
550	Nutley School District (MBIA), 4.75%, 7/15/30	557,552
725	Nutley School District (MBIA), 4.75%, 7/15/31	733,802
755	Nutley School District (MBIA), 4.75%, 7/15/32	763,864
931	Stafford Township, (MBIA), 3.00%, 7/1/30	698,231
		$4,425,905
Insured-Housing — 7.0%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,319,251
810	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FGIC), (AMT), 5.00%, 11/1/36	785,165
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	235,964
465	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	436,128
		$4,776,508
Insured-Lease Revenue / Certificates of Participation — 2.3%
$585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$587,902
1,075	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	1,040,944
		$1,628,846
Insured-Special Tax Revenue — 19.5%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,355,756
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25 (3)	2,525,700
4,315	New Jersey Economic Development Authority, (XLCA), 0.00%, 7/1/26 (2)	1,674,436
2,020	New Jersey Economic Development Authority, (XLCA), 0.00%, 7/1/27 (2)	743,986
16,115	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,423,277
2,745	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	415,538
5,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	782,882
3,425	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	467,547
		$13,389,122
Insured-Transportation — 9.3%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,033,540
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26 (4)	3,369,438
875	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	846,598
1,205	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,096,176
		$6,345,752

Insured-Water and Sewer — 7.3%
$3,195	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$3,162,507
5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	1,880,800
		$5,043,307
Nursing Home — 2.9%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,038,550
945	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36 (5)	969,447
		$2,007,997
Other Revenue — 5.4%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$425,376
9,265	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	320,198
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	465,601
2,925	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	2,469,782
		$3,680,957
Senior Living / Life Care — 4.0%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,700,782
1,175	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,074,455
		$2,775,237
Special Tax Revenue — 8.0%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$764,168
1,310	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,357,854
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (1)	3,120,045
100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	97,683
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	166,777
		$5,506,527
Transportation — 9.4%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (1)	$5,254,896
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,191,062
		$6,445,958
Total Tax-Exempt Investments — 177.2% (identified cost $119,640,005)		$121,595,619
Other Assets, Less Liabilities — (21.8)%		$(14,992,710)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.4)%		$(38,000,000)
Net Assets Applicable to Common Shares — 100.0%		$68,602,909

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 45.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $969,447 or 1.4% of the Trust’s net assets applicable to common shares.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/07	40 U.S. Treasury Bond	Short	$(4,472,179)	$(4,462,500)	$9,679

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,650,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(66,209)
Lehman Brothers, Inc.	$2,725,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$ (15,522)
Merrill Lynch Capital Services, Inc.	$4,375,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(240,596)
					$(322,327)

The effective date represents the date on which the Trust and the counterparty to the Interest Rate Swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$104,884,645
Gross unrealized appreciation	$4,092,312
Gross unrealized depreciation	(2,031,338)
Net unrealized appreciation	$2,060,974

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2007